Financial assets and liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities at fair value through profit or loss (Tables) [Abstract]
Financial assets at fair value through profit or loss

a)     Financial assets at fair value through profit or loss

	R$ thousand
	On December 31
	2019	2018
Financial assets (1)
Brazilian government securities	200,835,878	206,756,050
Bank debt securities	14,984,397	10,164,454
Corporate debt and marketable equity securities	13,391,018	9,303,942
Mutual funds	5,518,833	3,657,393
Brazilian sovereign bonds	47,308	659,603
Foreign governments securities	471,153	849,114
Derivative financial instruments	14,511,190	14,770,594
Total	249,759,777	246,161,150

(1) In 2019 and 2018, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.

Maturity

b)    Maturity

	R$ thousand
	On December 31
	2019	2018
Maturity of up to one year	22,695,708	12,471,625
Maturity of one to five years	162,184,205	164,553,949
Maturity of five to 10 years	44,090,948	56,868,688
Maturity of over 10 years	8,537,678	5,121,915
No stated maturity	12,251,238	7,144,973
Total	249,759,777	246,161,150

Liabilities at fair value through profit or loss	c) Liabilities at fair value through profit or loss
	R$ thousand
	On December 31
	2019	2018
Derivative financial instruments	14,244,083	16,152,087
Total	14,244,083	16,152,087